Principal accounting policies - Research and development expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Capitalized development costs related to ERP software as intangible assets	$ 156	$ 229	$ 119